[graphic omitted]

------------------------------------------------
COLONIAL MUNICIPAL INCOME TRUST   ANNUAL REPORT
------------------------------------------------

November 30, 1998

                   COLONIAL MUNICIPAL INCOME TRUST HIGHLIGHTS
                      DECEMBER 1, 1997 - NOVEMBER 30, 1998

INVESTMENT OBJECTIVE: Colonial Municipal Income Trust seeks to provide high current income, generally exempt from federal income taxes, by investing primarily in medium- and lower-quality municipal securities. The Trust's secondary objective is to preserve its capital.

PORTFOLIO MANAGER COMMENTARY: "During the past 12 months, investors were challenged by significant interest rate volatility. In addition, tax-exempt credit-quality spreads were very narrow for much of the year, indicating that investors were not recognizing the relatively higher risk of lower-rated, economically sensitive municipal bonds. Early in the period, our credit research team identified certain cyclical sectors, including steel, paper and airlines, whose prices did not appear to reflect their risk. We aggressively reduced our investment in those industries, a move that benefited the Trust during the year's final months when quality spreads began to widen, and prices of some
bonds in those sectors declined."                           - Maureen Newman

                   COLONIAL MUNICIPAL INCOME TRUST PERFORMANCE

12-month distributions declared per share(1)                      $0.492
-------------------------------------------------------------------------------
12-month total return, assuming
reinvestment of all distributions
|X| NAV                                                            8.99%
|X| Market Price                                                  14.57%
-------------------------------------------------------------------------------
Price per share on 11/30/98
|X| NAV                                                           $7.57
|X| Market Price                                                  $8.13

TOP FIVE SECTORS                          QUALITY BREAKDOWN
(as of 11/30/98)                          (as of 11/30/98)
-------------------------------------------------------------------------------
Nursing Home ..................16.6%      Non-rated:                    49.3%
Housing .......................13.5%      AAA:                          12.9%
Refunded ......................11.0%       AA:                           2.9%
Hospital .......................9.9%        A:                           7.7%
Industrial .....................6.2%      BBB:                          21.6%
                                           BB:                           3.7%
                                            B:                           0.9%
                                          Net Cash & Equiv:              1.0%


(1) A portion of the Trust's income may be subject to the alternative minimum tax.

The Trust may at times purchase tax-exempt securities at a discount, and some or all of this discount may be included in the Trust's ordinary income which will be taxable when distributed.

Sector breakdowns are calculated as a percent of total net assets. Quality breakdowns are calculated as a percent of total investments, including short-term obligations.

Because the Trust is actively managed, there can be no guarantee the Trust will continue to maintain these quality weightings or invest in these sectors in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Colonial's defined criteria as used in the investment process.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

                                                    [Photo of Stephen E. Gibson]

I am pleased to present the annual report for Colonial Municipal Income Trust. This report reflects on the investment environment for the 12 months ended November 30, 1998.

The past year presented investors with a number of challenges. Concern about Asia's weakening economies and the potential for a negative impact on the U.S. economy was offset by signs of well-balanced growth and the possibility that the Federal Reserve Board would raise interest rates. This resulted in volatile interest rates during the first part of the period. That sentiment prevailed until early summer, when weaker economic statistics hinting at slower growth encouraged fixed-income investors, and bond prices rose. In July, a monetary and political crisis in Russia emerged. Investors worried that this crisis, along with continued weakness in Asia, would result in a global economic slowdown. Volatility increased as investors sought relatively stable investments, such as U.S. Treasury securities. This "flight to quality" pushed long maturity Treasury yields to their lowest levels in 30 years.

The tax-exempt market also generated a gain over the period, although it experienced volatility much like the broader bond market. In addition to the trends mentioned above, supply and demand factors contributed to periods of weakness in municipal bond prices, as many tax-exempt issuers rushed to take advantage of lower interest rates. At times, the market found it difficult to absorb unusually high levels of supply.

For investors seeking competitive levels of tax-free income as well as an opportunity to diversify their fixed-income portfolio, Colonial Municipal Income Trust provides a suitable investment option. Thank you for giving us the opportunity to help you achieve your financial goals. We hope to continue serving you in the years to come.

    Respectfully,

/s/ Stephen E. Gibson


    Stephen E. Gibson
    President
    January 13, 1999

Because market and economic conditions change, there can be no assurance that the trends described above will continue.

                              INVESTMENT PORTFOLIO
                        NOVEMBER 30, 1998 (IN THOUSANDS)

MUNICIPAL BONDS - 98.1%                                       PAR       VALUE
-------------------------------------------------------------------------------
 EDUCATION - 3.1%
   EDUCATION - 2.1%
   CA Statewide Communities Development Authority,
    Crossroads School for Arts & Sciences,
    Series 1998,
                           6.000%  08/01/28 (a)           $ 1,200    $  1,215
   IL State Development Finance Authority,
    Latin School of Chicago,
    Series 1998:
                           5.600%  08/01/18                   250         254
                           5.650%  08/01/28                   500         507
   MA State Industrial Finance Agency,
    St. John's High School,
    Series 1998,
                           5.350%  06/01/28                   300         299
   MI Southfield Economic Development Corp.,
    Lawrence University,
    Series 1998-A,
                           5.400%  02/01/18                 1,000       1,003
   VT State Educational & Health Buildings
    Finance Agency, Norwich University,
    Series 1998,
                           5.500%  07/01/21                 1,000       1,011
                                                                     --------
                                                                        4,289
                                                                     --------
   STUDENT LOAN - 1.0%
   SD State Student Loan Finance Corp.,
    Series 1996-E,
                           6.550%  08/01/20                 2,000       2,198
                                                                     --------

-------------------------------------------------------------------------------
 HEALTHCARE - 31.7%
   HEALTH SERVICES - 0.1%
   IL State Health Facilities Authority,
    Midwest Physician Group, Ltd.,
    Series 1998,
                           5.500%  11/15/19                   325         319
                                                                     --------
   HOSPITALS - 9.9%
   AL Alabama Special Care Facilities Authority,
    Montgomery Healthcare,
    Series 1989,
                          11.000%  10/01/19                 2,250       2,284
   CO State Health Care Facilities Authority,
    National Jewish Medical & Research Center,
    Series 1998,
                           5.375%  01/01/23                   840         837
   GA Baldwin County Hospital Authority,
    Oconee Regional Medical Center,
    Series 1998,
                           5.250%  12/01/22                   500         489
   GA Clayton Hospital Authority,
    The Woodlands Foundation, Inc.,
    Series 1991-A,
                           9.750%  05/01/21 (b)             1,500         975
   GA Forsyth County Hospital Authority,
    Georgia Baptist Heathcare System,
    Series 1998,
                           6.000%  10/01/08                 1,000         996
   IL Health Facilities Authority,
    Thorek Hospital & Medical Center,
                           5.375%  08/15/28                   500         497
   LA State Public Facilities Authority,
    Pendleton Memorial Methodist Hospital,
    Series 1998,
                           5.250%  06/01/17                   500         487
   MA State Health & Educational
    Facilities Authority, Milford-Whitinsville
    Regional Hospital, Series C,
                           5.250%  07/15/18                   500         494
   MI Flint Hospital Building Authority,
    Hurley Medical Center,
    Series 1998-A,
                           5.375%  07/01/20                   625         621
   MN St. Paul Housing & Redevelopment Authority,
    Healtheast Project, Series A,
                           5.700%  11/01/15                 2,000       2,046
   MN Washington County Housing &
    Redevelopment Authority,
    Healtheast, Inc., Series 1998,
                           5.250%  11/15/12                 1,250       1,229
   MO State Housing Development Commission,
    Freeman Health Systems,
    Series 1998,
                           5.250%  02/15/18                   750         740
   MS State Business Finance Corp.,
    Medical Foundation, Inc.,
    Series 1998,
                           5.625%  07/01/23                 1,150       1,156
   NH State Higher Educational & Health
    Facilities Authority,
    Littleton Hospital Assoc., Inc.:
    Series 1998-A,
                           5.900%  05/01/28                   675         670
                           6.000%  05/01/28                   625         632
   OH Belmont County,
    East Ohio Regional Hospital,
    Series 1998,
                           5.700%  01/01/13                 1,500       1,481
   OH Sandusky County,
    Memorial Hospital,
    Series 1998,
                           5.150%  01/01/08                   270         276
   PA Allegheny County Hospital Development,
    Ohio Valley General Hospital,
    Series 1998-A,
                           5.450%  01/01/28                 1,050       1,050
   PA Pottsville Hospital Authority,
    Pottsville Hospital & Warner Clinic,
    Series 1998,
                           5.625%  07/01/24                   755         759
   TX Lufkin Health Facilities Development Corp.,
    Memorial Health Systems of East Texas,
    Series 1998,
                           5.700%  02/15/28                   750         760
   VT State Educational & Health
    Buildings Finance Agency,
    Springfield Hospital, Series A,
                           7.750%  01/01/13                 1,040       1,172
   VT State Educational & Health Buildings
    Finance Agency,
    Brattleboro Memorial Hospital,
                           5.375%  03/01/28                 1,000         985
                                                                     --------
                                                                       20,636
                                                                     --------
   INTERMEDIATE CARE FACILITIES - 1.4%
   MA State Health & Educational Facilities Authority,
    Corp. for Independent Living,
                           8.100%  07/01/18                   680         761
   PA State Economic Development Financing Authority,
    Northwestern Human Services, Inc.,
    Series 1998-A,
                           5.250%  06/01/14                 2,150       2,105
                                                                     --------
                                                                        2,866
                                                                     --------
   LIFECARE - 3.7%
   CO Health Care Facilities Authority,
    National Benevolent Association:
    Series 1998-A,
                           5.250%  01/01/27                   430         423
    Series 1998-B,
                           5.250%  02/01/18                 1,000         984
   KY State Economic Development Finance Authority,
    Christian Church Homes of Kentucky, Inc.,
    Series 1998,
                           5.500%  11/15/30                   750         751
   MI State Strategic Fund,
    Holland Home,
    Series 1998,
                           5.750%  11/15/18                 1,250       1,234
   MN Columbia Heights,
    Crest View Corp.,
    Series 1998,
                           6.000%  03/01/33                   745         746
   NH State Higher Educational & Health
    Facilities Authority, Rivermead at
    Peterborough, Series 1998,
                           5.750%  07/01/28                   500         496
   PA Philadelphia Authority for Industrial
    Development, Baptist Home of Philadelphia,
    Series 1998-A:
                           5.500%  11/15/18                   360         355
                           5.600%  11/15/28                   570         554
   TN Metropolitan Government,
    Nashville & Davidson County,
    Blakeford at Green Hills, Series 1998,
                           5.650%  07/01/24                   575         563
   TX Abilene Health Facilities Development Corp.,
    Sears Methodist Retirement Obligation Group,
    Series 1998-A,
                           5.900%  11/15/25                   750         742
   WI State Health & Educational
    Facilities Authority,
    Attic Angel Obligated Group,
                           5.750%  11/15/27                   875         853
                                                                     --------
                                                                        7,701
                                                                     --------
   NURSING HOMES - 16.6%
   CO State Health Facilities Authority,
    American Housing Foundation, Inc.,
    Series 1990-A,
                          10.250%  12/01/20                 1,500       1,500
   CO State Health Facilities Authority,
    Volunteers of America Care Facilities, Inc.,
    Series 1998-A:
                           5.450%  07/01/08                   250         250
                           5.750%  07/01/20                   700         688
   DE State Economic Development Authority,
    Georgetown Health Center,
                          12.000%  04/01/25                 2,225       2,398
   DE Sussex County, Healthcare Facility,
    Delaware Health Corp.,
    Series 1994-A,
                           7.600%  01/01/24                 1,000       1,059
   IA State Finance Authority,
    Care Initiatives Project:
    Series 1996,
                           9.250%  07/01/25                 1,000       1,335
    Series 1998-B:
                           5.750%  07/01/18                   550         549
                           5.750%  07/01/28                 1,475       1,462
   IN Gary Industrial Economic Development,
    West Side Health Care Center,
    Series 1987-A,
                          11.500%  10/01/17                 2,435       2,516
   IN Michigan City Health Facilities,
    Metro Health Foundation, Inc. Project,
                          10.000%  11/01/22                 4,500       4,500
   KS Halstead Industrial
    Kansas Health Care Project,
                          10.250%  08/01/13 (b)             1,330         452
   KY Jefferson County First Mortgage
    AHF Kentucky Iowa, Inc. Project,
    Series 1990,
                          10.250%  01/01/20                   960       1,001
   KY Lexington-Fayette Urban County
    Government, First Mortgage, AHF
    Kentucky-Iowa, Inc. Project,
    Series 1990,
                          10.250%  01/01/20                   960       1,001
   MA Boston, St. Joseph Nursing Care
    Center, Inc., Series 1990,
                          10.000%  01/01/20 (c)             1,915       2,059
   MA State Industrial Finance Agency:
    American Health Foundation, Inc.,
    Series 1989,
                          10.125%  03/01/19 (b)               475         356
    GF/Massachusetts, Inc.,
    Series 1994,
                           8.300%  07/01/23                   970       1,089
   MI Cheboygan County Economic
    Development Corp., Metro Health
    Foundation Project,
    Series 1993,
                          10.000%  11/01/22                 2,440       2,440
   MN Duluth Economic Development Authority,
    BSM Properties,
    Series 1998-A,
                           5.875%  12/01/28                   250         249
   MN Minneapolis, Walker Methodist
    Senior Services Group, Series 1998-A,
                           6.000%  11/15/28 (d)             1,000         998
   MO Springfield Industrial Development
    Authority,
                          10.250%  12/01/10                 1,125       1,130
   NJ Economic Development Authority
    Geriatric and Medical Service, Inc.,
    Series A,
                          10.500%  05/01/04                   650         689
   NM State Hospital Equipment Loan Council,
    Memorial Medical Center,
    Series 1998,
                           5.500%  06/01/28                 1,000         979
   OH Montgomery County,
    Grafton Oaks Limited Partners,
    Series 1986,
                           9.750%  12/01/16                 1,480       1,406
   OK Muskogee County Economic Development
    Authority Health Facilities,
    Heartway Corp.:
    Series A,
                           9.500%  03/01/19                 1,545       1,576
    Series B,
                          (e)      03/01/19                   250          63
   TN New Tazewell Health Education and
    Housing Facilities Board,
    New Tazewell, Series 1987,
                          10.000%  06/01/17                 1,585       1,587
   TX Kirbyville Health Facilities Development Corp.,
    Heartway III Project:
    Series 1997-A,
                          10.000%  03/20/18                   591         593
    Series 1997-B,
                          (e)      03/20/04                   100          54
   WA Kitsap County Housing Authority,
    Martha & Mary Nursing Home,
                           7.100%  02/20/36                   643         764
                                                                     --------
                                                                       34,743
                                                                     --------
 HOUSING - 13.5%
   ASSISTED LIVING/SENIOR - 4.8%
   IL Clarendon Hills Residential Facilities,
    Churchill Estate,
    Series 1998 A:
                           6.750%  03/01/24                 1,050       1,067
                           6.750%  03/01/31                 1,365       1,387
   IL State Development Finance Authority,
    Care Institute, Inc.,
                           8.250%  06/01/25                 1,500       1,688
   MA Boston Industrial Development
    Finance Authority, Springhouse, Inc.,
    Series 1988,
                           5.875%  07/01/20                   500         497
   MN Roseville, Care Institute, Inc.,
    Series 1993,
                           7.750%  11/01/23                 1,610       1,626
   PA Montgomery County Industrial
    Development Authority, Assisted
    Living Facility, Series 1993-A,
                           8.250%  05/01/23                   800         887
   TX Bell County Health Facilities
    Development Corp., Care Institute, Inc. ,
                           9.000%  11/01/24                 1,500       1,719
   WI State Health & Educational
    Facilities Authority, United
    Lutheran Program for Aging, Inc.,
                           5.700%  03/01/28                   750         740
   WI State Health & Educational
    Facilities Authority, Clement
    Manor, Series 1998,
                           5.750%  08/15/24                   450         435
                                                                     --------
                                                                       10,046
                                                                     --------
   MULTI-FAMILY - 7.9%
   DE Wilmington, Electra Arms
     Senior Association Project,
                           6.250%  06/01/28                 1,000         977
   FL State Housing Finance Agency,
    Windsong Apartments,
    Series 1993-C,
                           9.250%  01/01/19                   830         747
   IL Chicago,  Michigan Boulevard Garden
    Apartment Rehabilitation Project,
    Series 1985,
                          12.000%  01/01/00                   185         166
   MN Washington County Housing &
    Redevelopment Authority,
    Cottages of Aspen, Series 1992,
                           9.250%  06/01/22                 1,070       1,181
   MN White Bear Lake,
    Birch Lake Townhomes Project:
    Series 1989-A,
                          10.250%  07/15/19                 1,770       1,797
    Series 1989-B,
                          (e)      07/15/19 (f)               671         201
   NC Eastern Carolina Regional Housing
    Authority,  New River Apartments
    Jacksonville, Series 1994,
                           8.250%  09/01/14                 1,850       2,000
   Resolution Trust Corp.,
    Pass Through Certificates,
    Series 1993-A,
                           9.500%  12/01/16 (g)             4,248       4,381
   SC State Housing Finance and Development
    Multi-Family Housing Finance Revenue,
    Westbridge Apartments, Series A,
                           9.500%  09/01/20                 2,143       2,202
   TN Franklin Industrial Board,
    Landings Apartment Project,
    Series 1996-B,
                           8.750%  04/01/27                   785         803
   TX Galveston Health Facilities Center,
    Driftwood Apartments,
                           8.000%  08/01/23                 1,000       1,074
   VA Alexandria Redevelopment
    & Housing Authority, Courthouse
    Commons Apartments, Series 1990-A,
                          10.000%  01/01/21                 1,000       1,020
                                                                     --------
                                                                       16,549
                                                                     --------
   SINGLE FAMILY - 0.8%
   AK State Housing Finance Corp.,
    Series 1996-A,
                           6.050%  12/01/17                   800         857
   KY Kentucky Counties Single-Family
    Mortgage Revenue, Class A,
                           9.000%  09/01/16                    30          30
   PA Allegheny County,
    Residential Financial Authority,
    Single Family Mortgage, Series 1987-G,
                           9.500%  12/01/18                   660         667
                                                                     --------
                                                                        1,554
                                                                     --------
-------------------------------------------------------------------------------
 OTHER - 13.0%
   OTHER - 2.0%
   IN Hammond, American Maize
    Products Co., Series 1994,
                           8.000%  12/01/24                 2,000       2,338
   LA Port New Orleans Industrial Development,
    Continental Grain Co., Series 1993,
                           7.500%  07/01/13                 1,000       1,061
   MD Baltimore, Park Charles Project,
    Series 1986,
                           8.000%  01/01/10                   755         812
                                                                     --------
                                                                        4,211
                                                                     --------
   REFUNDED/ESCROWED (H) - 11.0%
   CA San Joaquin Hills Transportation
    Corridor Agency, Series 1993,
                          (e)      01/01/25 (i)            10,000       2,705
   FL Clearwater Housing Authority,
    Hampton Apartments,
    Series 1994,
                           8.250%  05/01/24                 2,500       3,081
   ID State Health Facilities Authority,
    IHC Hospitals, Inc.,
                           8.700%  02/15/21                 2,750       3,385
   IL Health Facilities Authority,
    Edgewater Medical Center,
    Series A,
                           9.250%  07/01/24                 2,235       2,840
   MA State Industrial Finance Agency,
    Tunnel Revenue,
    Series 1990,
                           9.000%  10/01/20                   920       1,026
   MN Mille Lacs Capital Improvement Authority,
    Mille Lacs Band of Chippewa,
    Series 1992-A,
                           9.250%  11/01/12                 1,015       1,241
   NC Lincoln County,
    Lincoln County Hospital,
                           9.000%  05/01/07                   470         568
   NM City of Clovis,
    Retirement Ranches Project:
                          10.750%  04/01/19                 1,920       2,024
                          10.750%  04/01/19                   190         200
   PA Delaware County Authority,
    Health Facility Mercy Health Corp. Project,
    Series 1996:
                           6.000%  12/15/16                 1,400       1,568
                           6.000%  12/15/26                   500         562
   TN Shelby County, Health, Education, & Housing
    Facilities Board, Open Arms Development Center:
    Series 1992-A,
                           9.750%  08/01/19                   505         716
     Series 1992-C,
                           9.750%  08/01/19                   515         730
   WA State Health Care Facilities Authority,
    Grays Harbor Community Hospital,
    Series 1993:
                           7.200%  07/01/03                   330         353
                           8.025%  07/01/20                 1,770       1,956
                                                                     --------
                                                                       22,955
                                                                     --------
-------------------------------------------------------------------------------
 OTHER REVENUE - 10.4%
   CHEMICALS - 1.1%
   LA St. Charles Parish,
    Union Carbide Corp.,
    Series 1992,
                           7.350%  11/01/22                 2,000       2,199
                                                                     --------
   INDUSTRIAL - 6.2%
   CO Mesa County Industrial Development
    Joy Technologies, Inc.,
    Series 1992,
                           8.500%  09/15/06                 1,500       1,671
   IL State Development Finance Authority,
    Armstrong World Industries, Inc. Project,
                           5.950%  12/01/24                 1,000       1,119
   IL Will-Kankakee Regional Development Authority,
    Flanders Corp./Precisionaire Project,
    Series 1997,
                           6.500%  12/15/17                   975       1,031
   LA Southern Louisiana Port Commission,
    Cargill, Inc. Project,
                           5.850%  04/01/17                   500         536
   MA State Industrial Finance Agency,
    House of Bianchi, Inc.,
                           8.750%  06/01/18                   280         288
   MI State Strategic Fund,
    Michigan Sugar Co., Sebewang Project,
    Series 1998-A,
                           6.250%  11/01/15                 1,000         996
   MN Brooklyn Park, TL Systems Corp.,
    Series 1991,
                          10.000%  09/01/16                   770         938
   NV Henderson Public Improvement Trust,
    Dongsung America Co., Inc.,
    Series 1998,
                           7.000%  11/01/10                   500         501
   OH Cuyahoga County,
    Joy Technologies, Inc.,
    Series 1992,
                           8.750%  09/15/07                   550         617
   TX Trinity River Authority,
    Texas Instruments Project,
    Series 1996,
                           6.200%  03/01/20                   750         818
   VA Halifax County Industrial Development,
    Craddock-Terry, Inc., Series 1989,
                          10.000%  12/01/19 (b)               677         203
   VA Pittsylvania County Industrial
    Development, Craddock-Terry, Inc.,
    Series 1989,
                          10.000%  12/01/19 (b)               533         219
   VA Prince Edward County Industrial
    Development, Craddock-Terry, Inc.,
    Series 1989,
                          10.000%  12/01/19 (b)             1,610         966
   WA Pilchuck Public Development Corp.,
    Goodrich (B.F.) Co. Tramco Project,
    Series 1993,
                           6.000%  08/01/23                 3,000       3,096
                                                                     --------
                                                                       12,999
                                                                     --------
   OIL & GAS - 0.7%
   WA Pierce County Economic
    Development Corp.,
    Occidental Petroleum Co.,
                           5.800%  09/01/29                 1,500       1,517
                                                                     --------
   PAPER PRODUCTS - 1.0%
   SC Darlington County,
    Industrial Development Authority,
    Sonoco Products Co. Project,
                           6.125%  06/01/25                 2,000       2,140
                                                                     --------
   RECREATION - 0.5%
   NM Red River Sports,
                           6.450%  06/01/07                 1,000       1,005
                                                                     --------
   RETAIL - 0.9%
   NJ State Economic Development Authority,
    Glimcher Properties L.P. Project,
                           6.000%  11/01/28                 1,000       1,001
   OH Lake County,
    North Madison Properties,
    Series 1993,
                           8.819%  09/01/11                   710         815
                                                                     --------
                                                                        1,816
                                                                     --------
 RESOURCE RECOVERY - 3.7%
   DISPOSAL - 2.7%
   CT State Development Authority,
    Sewer Sludge Disposal Facilities,
    Series 1996,
                           8.250%  12/01/06                 1,250       1,417
   GA Fulton County Development
    Authority, Very, Inc.,
                          10.500%  12/01/07                 1,120       1,185
   MA Boston Industrial Development
    Finance Authority, Jet-A-Way, Inc.,
                          10.500%  01/01/11                 1,000       1,114
   MA State Industrial Finance Agency:
    Massachusetts Environmental Services,
    Series 1994-A,
                           8.750%  11/01/21 (b)               975         780
    Peabody Monofill Associates, Inc.,
    Series 1995,
                           9.000%  09/01/05                 1,025       1,134
                                                                     --------
                                                                        5,630
                                                                     --------
   RESOURCE RECOVERY - 1.0%
   MA State Industrial Finance Agency,
    Ogden Haverhill Project,  Series 1998-A,
                           5.500%  12/01/13                 1,000       1,014
   PA Delaware County Industrial
    Development Authority, Series A,
                           6.200%  07/01/19                 1,000       1,071
                                                                     --------
                                                                        2,085
                                                                     --------
-------------------------------------------------------------------------------
 TAX-BACKED - 6.7%
   LOCAL APPROPRIATED - 0.5%
   CA Compton, Civic Center Project,
                           5.500%  09/01/15                 1,000       1,023
                                                                     --------
   LOCAL GENERAL OBLIGATIONS - 1.3%
   LA New Orleans,
    Series 1991,
                          (e)      09/01/15                 4,000       1,720
   TX Irving Independent School District,
    Series 1997:
                          (e)      02/15/15                 1,500         679
                          (e)      02/15/16                 1,000         427
                                                                     --------
                                                                        2,826
                                                                     --------
   SPECIAL NON-PROPERTY TAX - 3.4%
   IL Metropolitan Pier & Exposition
    Authority,  Series 1996-A,
                          (e)      12/15/13 (i)             5,000       2,407
   IL Metropolitan Pier & Exposition Authority,
    McCormick Project:
                          (e)      06/15/14 (i)             5,000       2,331
                          (e)      06/15/15                 3,000       1,321
   IL State Development Finance Authority,
    City of Marion Project,
    Series 1991,
                           9.625%  09/15/21                 1,445       1,084
                                                                     --------
                                                                        7,143
                                                                     --------
   SPECIAL PROPERTY TAX - 1.5%
   CA Poway Community Facilities District,
    No. 88-1 Parkway Business Center,
    Series 1998,
                           6.750%  08/15/15                   575         629
   CA Riverside County Public Financing
    Authority Redevelopment Projects, Series A,
                           5.500%  10/01/22                   650         663
   CA Yorba Linda Redevelopment Agency,
    Series 1998-A,
                          (e)      09/01/24                 1,325         356
   FL Lexington Oaks Community Development
    District, Series 1998-A,
                           6.125%  05/01/19                   800         805
   FL Orlando, Conroy Road  Interchange Project,
    Series 1998-A:
                           5.500%  05/01/10 (d)               125         124
                           5.800%  05/01/26 (d)               500         492
                                                                     --------
                                                                        3,069
                                                                     --------
-------------------------------------------------------------------------------
 TRANSPORTATION - 4.8%
   AIR TRANSPORTATION - 3.9%
   IN Indianapolis Airport Authority:
    Federal Express Corp.,
    Series 1994,
                           7.100%  01/15/17                 2,000       2,227
    United Airlines Project, Series A,
                           6.500%  11/15/31                 2,000       2,142
   KY Kenton County Airport Board,
    Delta Airlines, Inc.,
    Series 1992-A,
                           7.500%  02/01/20                 2,500       2,737
   TX Alliance Airport Authority,
    Federal Express Corp.,
    Series 1996,
                           6.375%  04/01/21                 1,000       1,078
                                                                     --------
                                                                        8,184
                                                                     --------
   AIRPORT - 0.3%
   OH Toledo-Lucas County Port Authority,
    Series 1998,
                           5.500%  05/15/20                   585         573
                                                                   -----------
   TOLL FACILITIES - 0.6%
   CA San Joaquin Hills Transportation
    Corridor Agency, Series A,
                          (e)      01/15/15                 3,000       1,361
                                                                   -----------
-------------------------------------------------------------------------------
 UTILITY - 11.2%
   INDIVIDUAL POWER PRODUCER - 3.9%
   FL Martin County Industrial
    Development Authority, Indiantown
    Cogeneration Project, Series 1994-A,
                           7.875%  12/15/25                 1,000       1,153
   NY Port Authority of New York &
    New Jersey, KIAC Partners,
    Series 1996-IV,
                           6.750%  10/01/11                 2,000       2,242
   PA Economic Development Finance
    Authority, Colver Project, Series D:
                           7.125%  12/01/15                   500         555
                           7.150%  12/01/18                 3,750       4,174
                                                                     --------
                                                                        8,124
                                                                     --------
   INVESTOR OWNED - 2.9%
   AZ Pima County Industrial Development Authority,
    Tucson Electric Power Co., Series A,
                           6.100%  09/01/25                   750         757
   CT State Development Authority,
    Connecticut Light & Power Co.,
    Series 1993-B,
                           5.950%  09/01/28                   300         301
   IL Bryant Pollution Control Revenue,
    Central Illinois Light Co.,
    Series 1993,
                           5.900%  08/01/23                 2,000       2,080
   MS State Business Finance Corp.,
    Systems Energy Resources Project,
    Series 1998,
                           5.875%  04/01/22                 1,500       1,494
   NM Farmington, San Juan Public
    Service Co. Project, Series D,
                           6.375%  04/01/22                 1,250       1,342
                                                                     --------
                                                                        5,974
                                                                     --------
   MUNICIPAL ELECTRIC - 2.1%
   TX Austin Utility System Revenue,
    Series 1994:
                          (e)      05/15/17 (i)             6,600       2,629
                          (e)      05/15/18 (i)             5,000       1,884
                                                                     --------
                                                                        4,513
                                                                     --------
   WATER & SEWER - 2.3%
   LA Public Facility Belmont Water
    Authority,
                           9.000%  03/15/24 (j)               730         657
   MS Five Lakes Utility District,
                           8.250%  07/15/24                   500         400
   NJ State Economic Development
    Authority, Hills Development Co.,
                          10.500%  09/01/08                 2,100       2,155
   TX Houston Water & Sewer System,
    Series C,
                          (e)      12/01/12 (i)             3,000       1,555
                                                                     --------
                                                                        4,767
                                                                     --------
TOTAL MUNICIPAL BONDS (cost of $196,856)(k)                           205,015
                                                                     --------

SHORT -TERM OBLIGATIONS - 1.0%
-------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (l)
   CA Irvine Improvement Bond Act of 1915:
    Series 1997,
                           3.250%  09/02/22                   300         300
    Series 1998,
                           3.250%  09/02/23                   200         200
   CA State Health Facilities Financing
    Authority, Sutter Health, Series A,
                           3.250%  03/01/20                   700         700
   MI Flint Hospital Building Authority,
    Hurley Medical Center,
    Series 1995-B,
                           3.400%  07/01/15                   200         200
   MS Perry County,
    Leaf River Forest Project,
                           3.250%  03/01/02                   300         300
   NM Farmington,
    Arizona Public Service Co.,
    Four Corners Project, Series 1994-B,
                           3.250%  09/01/24                   200         200
   NY New York City Municipal Water
    Finance Authority,
    Series 1995-A,
                           3.750%  06/15/25                   200         200
                                                                     --------
TOTAL SHORT-TERM OBLIGATIONS                                            2,100
                                                                     --------
OTHER ASSETS & LIABILITIES, NET - 0.9%                                  1,816
-------------------------------------------------------------------------------
NET ASSETS - 100%                                                    $208,931
                                                                     --------

NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------------

(a) This is a restricted security which was acquired on August 21, 1998 and August 31, 1998 at an aggregate cost of $1,200. This security represents 0.6% of the Fund's net assets as of November 30, 1998.
(b) This issuer is in default of certain debt covenants. Income is not being accrued.
(c) This is a restricted security which was acquired on April 25, 1990 at a cost of $1,921. This security represents 1.0% of the Fund's net assets at November 30, 1998.

(d) This security has been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement date.
(e) Zero coupon bond.
(f) Accrued interest accumulates in the value of the security and is payable at redemption. The value of this security represents fair value as determined under procedures approved by the Trustees.
(g) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 1998, the value of this security amounted to $4,381 or 2.1% of net assets.
(h) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(i) These securities, or a portion thereof, with a total market value of $12,192, are being used to collateralize the delayed delivery purchases indicated in note (d) above and open future contracts.
(j) This is a restricted security which was acquired on March 22, 1994 at a cost of $730. This security represents 0.3% of the Fund's net assets as of November 30, 1998.
(k) Cost for federal income tax purposes is $196,921.
(l) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 1998.

Short futures contracts open at November 30, 1998:
                                                                    Unrealized
                           Par value                Expiration      depreciation
       Type           covered by contracts            month         at 11/30/98
-------------------------------------------------------------------------------
Treasury Bond                $200                     March           $    5

See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                                NOVEMBER 30, 1998

(in thousands except for per share amount)
ASSETS
Investments at value (cost $196,856)                                   $205,015
Short-term obligations                                                    2,100
                                                                       --------
                                                                        207,115
Receivable for:
  Interest                                                $ 4,262
  Investments sold                                            330
Other                                                          12         4,604
                                                          -------      --------
     Total Assets                                                       211,719

LIABILITIES
Payable for:
  Investments purchased                                     1,615
  Distributions                                             1,131
  Payable due to custodian bank                                18
  Variation margin on futures                                   3
Accrued:
  Deferred Trustees fees                                        2
Other                                                          19
                                                          -------
     Total Liabilities                                                    2,788
                                                                       --------
NET ASSETS  at value for 27,590
  shares of beneficial interest outstanding                            $208,931
                                                                       --------
Net asset value per share                                              $   7.57
                                                                       --------
COMPOSITION OF NET ASSETS
Capital paid in                                                        $244,568
Overdistributed net investment income                                       (96)
Accumulated net realized loss                                           (43,695)
Net unrealized appreciation (depreciation) on:
  Investments                                                             8,159
  Open futures contracts                                                     (5)
                                                                       --------
                                                                       $208,931
                                                                       --------

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 1998

(in thousands)
INVESTMENT INCOME
Interest                                                               $ 14,607

EXPENSES
Management fee                                            $ 1,353
Transfer agent                                                 65
Bookkeeping fee                                                55
Trustees fee                                                   14
Custodian fee                                                   4
Audit fee                                                      32
Legal fee                                                     100
Reports to shareholders                                        12
Other                                                          65         1,700
                                                          -------      --------
       Net Investment Income                                             12,907
                                                                       --------
NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO
  POSITIONS
Net realized gain                                                         4,942
Net change in unrealized appreciation (depreciation)
 during the period on:
  Investments                                                  64
  Open futures contracts                                      (38)
                                                          -------
     Net unrealized appreciation                                             26
                                                                       --------
       Net Gain                                                           4,968
                                                                       --------

Increase in Net Assets from Operations                                 $ 17,875
                                                                       --------

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

(in thousands)                                       Year ended November 30
                                                   --------------------------
INCREASE (DECREASE) IN NET ASSETS                   1998              1997
Operations:
Net investment income                              $ 12,907          $ 13,806
Net realized gain (loss)                              4,942            (7,104)
Net unrealized appreciation                              26             7,312
                                                   --------          --------
    Net Increase from Operations                     17,875            14,014

Distributions:
From net investment income                          (13,417)          (13,887)
In excess of net investment
  income                                               (124)             --
                                                   --------          --------
                                                      4,334               127
Fund Share Transactions:
Value of distributions reinvested                     1,064               613
                                                   --------          --------
        Total Increase                                5,398               740

NET ASSETS
Beginning of period                                 203,533            202,793
                                                   --------          --------
End of period (net of overdistributed and
  including undistributed net investment income
  of $96 and $510, respectively)                   $208,931          $203,533
                                                   --------          --------

NUMBER OF FUND SHARES
Issued for distributions reinvested                     141                82
Outstanding at
     Beginning of period                             27,449            27,367
                                                   --------          --------
     End of period                                   27,590            27,449
                                                   --------          --------

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                NOVEMBER 30, 1998

NOTE 1. ACCOUNTING POLICIES
-------------------------------------------------------------------------------
ORGANIZATION: Colonial Municipal Income Trust (the Trust) is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as a diversified closed-end, management investment company. The Trust's primary investment objective is to provide high current income, generally exempt from federal income taxes, by investing primarily in medium and lower quality municipal securities. The Trust's secondary objective is to preserve its capital. The trust authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES: Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Trust's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
-------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Trust and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Trust's average weekly net assets.

BOOKKEEPING FEE: The Advisor provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Trust's average net assets over $50 million.

OTHER: The Trust pays no compensation to its officers, all of whom are employees of the Advisor.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

NOTE 3.  PORTFOLIO INFORMATION
-------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the year ended November 30, 1998, purchases and sales of investments, other than short-term obligations, were $69,789,070 and $68,432,873, respectively.

Unrealized appreciation (depreciation) at November 30, 1998, based on cost of investments for federal income tax purposes was approximately:

    Gross unrealized appreciation                            $13,775,000
    Gross unrealized depreciation                             (5,681,000)
                                                             -----------
            Net unrealized appreciation                      $ 8,094,000
                                                             -----------

CAPITAL LOSS CARRYFORWARDS: At November 30, 1998, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                 Year of                                     Capital loss
                expiration                                   carryforward
                ----------                                   ------------
                  1999                                         6,352,000
                  2000                                         9,103,000
                  2001                                         7,979,000
                  2002                                         5,301,000
                  2003                                         7,499,000
                  2004                                             4,000
                  2005                                         7,197,000
                                                             -----------
                                                             $43,435,000
                                                             -----------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Trust may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified.

The Trust may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Trust will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Trust's Statement of Assets and Liabilities at any given time.

                              FINANCIAL HIGHLIGHTS

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                           Year ended November 30
                                   ----------------------------------------
                                    1998             1997            1996
Net asset value -
   Beginning of period             $ 7.410          $ 7.410         $ 7.480
                                   -------          -------         -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                0.469            0.509           0.508
Net realized and
  unrealized gain (loss)             0.183           (0.002)         (0.068)
                                   -------          -------         -------
   Total from Investment
     Operations                      0.652            0.507           0.440
                                   -------          -------         -------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income          (0.487)          (0.507)         (0.510)
In excess of net
  investment income                 (0.005)               -               -
                                   -------          -------         -------
Total Distributions
  Declared to Shareholders          (0.492)          (0.507)         (0.510)
                                   -------          -------         -------
Net asset value -
  End of period                    $ 7.570          $ 7.410         $ 7.410
                                   -------          -------         -------
Market price per share -
  End of period                    $ 8.125          $ 7.560         $ 7.250
                                   -------          -------         -------
Total return - based on net asset
  value (a)                          8.99%            7.07%           6.38%
                                   -------          -------         -------
Total return - based on market
  value (b)                         14.57%           11.67%          15.36%
                                   -------          -------         -------

RATIOS TO AVERAGE NET ASSETS
Expenses                             0.82% (c)        0.86% (c)       0.91% (c)
Net investment income                6.20% (c)        6.83% (c)       6.87% (c)
Portfolio turnover                     34%              15%             22%
Net assets at end
  of period (000)                 $208,931         $203,533        $202,793

(a) Total return at net asset value assuming all distributions reinvested.
(b) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

                          FINANCIAL HIGHLIGHTS - CONT.

                             Year ended November 30
                            ----------------------
                              1995           1994

                             $ 7.150        $ 7.830
                             -------        -------

                               0.547          0.609

                               0.335         (0.707)
                             -------        -------

                               0.882         (0.098)
                             -------        -------


                              (0.552)        (0.582)

                                   -              -
                             -------        -------

                              (0.552)        (0.582)
                             -------        -------

                             $ 7.480        $ 7.150
                             -------        -------

                             $ 6.750        $ 6.750
                             -------        -------

                              12.96%          (0.42)%
                             -------        -------

                               8.04%         (10.06)%
                             -------        -------


                               0.98% (c)      0.90%
                               7.47% (c)      8.12%
                                 24%            24%

                            $204,666       $195,444

         --------------------------------------------------------------
         Federal income tax information (unaudited)
         All of the distributions will be treated as exempt income for federal income tax purposes.
         --------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND THE TRUSTEES OF COLONIAL MUNICIPAL INCOME TRUST

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Municipal Income Trust at November 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 13, 1999

                           DIVIDEND REINVESTMENT PLAN

As a shareholder in the Trust you are eligible to participate in the Dividend Reinvestment Plan. The Trust generally distributes net investment income monthly and capital gains annually. Under the Trust's Dividend Reinvestment and Cash Purchase Plan (the ") shareholders may elect to have all distributions reinvested automatically in additional shares of the Trust. Shareholders not making such election will receive all distributions in cash paid by check mailed directly to the record holder by the dividend paying agent.

Shareholders participating in the Plan will receive distributions in the form of shares of the Trust. If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. For shares issued at a discount from market value, the difference between market value and issue price may represent taxable income at the time of issuance. Any portion of the discount includable in income will increase the basis of the shares issued. If net asset value exceeds the market price, or the distribution is payable only in cash, shares will be bought in the open market for the accounts of Plan participants. If the market price surpasses the net asset value before such purchasing is completed, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

Participants in the Plan have the option of making additional cash payments to the Plan administrator semiannually, for investment in the Trust's shares. Such payments may be made in any amount from $100 to $500. The administrator will use all funds received from participants (as well as any dividends and distributions received in cash) to purchase Trust shares in the open market semiannually. Interest will not be paid on any uninvested cash payments. Please refer to the Dividend Reinvestment and Cash Purchase Plan pamphlet for further details.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan are ordinarily held in uncertificated form, although participants have the right to receive certificates for whole shares issued to them.

Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions. Participants may recognize capital gain or ordinary income for federal income tax purposes in an amount equal to the market value of shares received under the Plan.

Fees and expenses of the Plan other than brokerage charges will be paid by the Trust. No brokerage charges are incurred on shares issued directly by the Trust. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan agent. The Plan may be amended or terminated on 30 days written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan should be directed to State Street Bank and Trust Company, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 8200, Boston, Massachusetts 02266-8200.

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

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

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

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Municipal Income Trust is:

State Street Bank and Trust Company
P.O. Box 8200
Boston, MA 02266-8200
1-800-426-5523


Colonial Municipal Income Trust mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Municipal Income
Trust.

                                    TRUSTEES

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

ROBERT L. SULLIVAN
Retired Partner, KPMG Peat Marwick LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

                                                  IT-02/343G-1198 (1/99) 98/1423